Restructuring and Related Activities (Details) - USD ($)	3 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Aug. 31, 2024
Restructuring and Related Activities [Abstract]
Restructuring and Related Cost, Expected Cost			$ 40,000,000
Accrued Liabilities and Other Liabilities	$ 3,621,000	$ 3,859,000
Payments for Restructuring	(1,563,000)
Restructuring Cost and Reserve [Line Items]
Restructuring Costs and Asset Impairment Charges	$ 1,325,000